Common Stock Options, Warrants, and Restricted Stock Units	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Common Stock Options, Warrants, and Restricted Stock Units

NOTE 7: COMMON STOCK OPTIONS, WARRANTS, AND RESTRICTED STOCK UNITS

The Company recognizes in the financial statements compensation related to all stock-based awards, including stock options, warrants, and restricted stock units (“RSUs”) based on their estimated grant-date fair value. The Company has estimated expected forfeitures and is recognizing compensation expense only for those awards expected to vest. All compensation is recognized by the time the award vests.

Common Stock Options

The following schedule summarizes the changes in the Company’s stock options:

			Weighted		Weighted
	Options Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2016	2,402,500	$0.50-15	4.05 years	$-	$0.81

Options granted	-	$-	-		$-
Options exercised	-	$-	-		$-
Options expired	(1,180,000)	$0.50-1.00	-		$0.53

Balance at September 30, 2017	1,222,500	$0.50-15	3.16 years	$-	$1.08

Exercisable at September 30, 2017	1,030,829	$0.50-15	3.06 years	$-	$1.18

During the nine months ended September 30, 2017 the Company recognized $79,582 worth of expense related to the vesting of its previously issued stock options. As of September 30, 2017, the Company had $69,681 worth of expense yet to be recognized for options not yet vested.

Common Stock Warrants

The following schedule summarizes the changes in the Company’s stock warrants:

			Weighted		Weighted
	Warrants Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2016	3,579,505	$0.10-10	0.52 years	$749	$4.45

Warrants granted	-	$-	-		$-
Warrants exercised	-	$-	-		$-
Warrants expired/cancelled	(3,274,055)	$0.10-4.60	-		$4.62

Balance at September 30, 2017	305,450	$0.40-10	1.44 years	$-	$2.64

Exercisable at September 30, 2017	305,450	$0.40-10	1.44 years	$-	$2.64

Restricted Stock Units

The following schedule summarizes the changes in the Company’s restricted stock units:

Weighted
	Number	Average
	Of	Grant Date
	Shares	Fair Value

Balance at December 31, 2016	-	$-

RSU’s granted	12,560,000	$0.07
RSU’s vested	-	$-
RSU’s forfeited	-	$-

Balance at September 30, 2017	12,560,000	$0.07

During the nine months ended September 30, 2017 the Company recognized $169,650 worth of expense related to the vesting of its RSU’s. As of September 30, 2017, the Company had $759,790 worth of expense yet to be recognized for RSU’s not yet vested.